Provisions - Summary of Provisions (Detail) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of other provisions [Line Items]
Provisions, beginning balance	$ 36
Provided	18
Utilised	(9)
Released	(5)
Exchange and other adjustments	(1)
Provisions, ending balance	39
Litigation [member]
Disclosure of other provisions [Line Items]
Provisions, beginning balance	7
Provided	10
Utilised	0
Released	(3)
Exchange and other adjustments	0
Provisions, ending balance	14
Self insurance reserves [member]
Disclosure of other provisions [Line Items]
Provisions, beginning balance	14
Provided	4
Utilised	(9)
Released	0
Exchange and other adjustments	0
Provisions, ending balance	9
Other [member]
Disclosure of other provisions [Line Items]
Provisions, beginning balance	15
Provided	4
Utilised	0
Released	(2)
Exchange and other adjustments	(1)
Provisions, ending balance	$ 16